Disclosure About Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosure About Fair Value Of Financial Instruments [Abstract]
Disclosure About Fair Value Of Financial Instruments

13. DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

FASB ASC 825, "Disclosures about Fair Value of Financial Instruments" requires disclosure of the fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate such value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other market value techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. The aggregate fair value amounts presented below do not represent the underlying value of the Corporation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and Cash Equivalents

The carrying amounts reported in the balance sheet for cash and cash equivalents approximate their fair values.

Investment Securities Available for Sale

Estimated fair values for investment securities are generally valued by an independent third party based on market data utilizing pricing models that vary by asset and incorporate available trade, bid and other market information. Management reviews, annually, the process utilized by its independent third-party valuation experts. On a quarterly basis, Management tests the validity of the prices provided by the third party by selecting a representative sample of the portfolio and obtaining actual trade results, or if actual trade results are not available, competitive broker pricing. See Note 4 of the Notes to Consolidated Financial Statements for more information.

Loans Held for Sale

The fair value of loans held for sale is based on pricing obtained from secondary markets.

Net Portfolio Loans and Leases

For variable rate loans that reprice frequently and which have no significant change in credit risk, estimated fair values are based on carrying values. Fair values of certain mortgage loans and consumer loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality and is indicative of an entry price. The estimated fair value of nonperforming loans is based on discounted estimated cash flows as determined by the internal loan review of the Bank or the appraised market value of the underlying collateral, as determined by independent third party appraisers. This technique does not reflect an exit price as contemplated in Note 4 of the Notes to Consolidated Financial Statements.

Mortgage Servicing Rights

The fair value of the MSRs for these periods was determined using a third-party valuation model that calculates the present value of estimated future servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds and discount rates.

Other Assets

The carrying amount of accrued interest receivable, income taxes receivable and other investments approximates fair value.

Deposits

The estimated fair values disclosed for noninterest-bearing demand deposits, savings, NOW accounts, and Market Rate accounts are, by definition, equal to the amounts payable on demand at the reporting date (i.e., their carrying amounts). Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of expected monthly maturities on the certificate of deposit. FASB Codification 825 defines the fair value of demand deposits as the amount payable on demand as of the reporting date and prohibits adjusting estimated fair value from any value derived from retaining those deposits for an expected future period of time.

Short-term borrowings

The carrying amount of short-term borrowings, which include overnight repurchase agreements approximate their fair value.

FHLB Advances and Other Borrowings

The fair value of FHLB advances and other borrowings, which include a $1.9 million commercial mortgage loan and an $11.8 million term loan, is established using a discounted cash flow calculation that applies interest rates currently being offered on mid-term and long term borrowings.

Subordinated Debentures

The fair value of subordinated debentures is established using a discounted cash flow calculation that applies interest rates currently being offered on comparable borrowings.

Junior Subordinated Debentures

The carrying amounts reported in the balance sheet for junior subordinated debentures approximate their fair values, and are based in part on the call price of the instruments.

Other Liabilities

The carrying amounts of accrued interest payable and other accrued payables approximate fair value.

Off-Balance Sheet Instruments

Estimated fair values of the Corporation's commitments to extend credit, standby letters of credit and financial guarantees are not included in the table below as their carrying values generally approximate their fair values. These instruments generate fees that approximate those currently charged to originate similar commitments.

The carrying amount and estimated fair value of the Corporation's financial instruments are as follows:

	As of December 31,
	2011		2010
(dollars in thousands)	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	69,140	69,140	89,484	89,484
Investment securities AFS	272,317	272,317	317,052	317,052
Loans held for sale	1,588	1,667	4,838	4,874
Net portfolio loans and leases	1,282,639	1,311,058	1,186,442	1,204,056
Mortgage servicing rights	4,041	4,041	4,925	5,815
Other assets	23,261	23,261	25,853	25,853

Total financial assets	$1,652,986	$1,681,485	$1,628,594	$1,647,134

Financial liabilities:
Deposits	$1,382,369	$1,382,865	$1,341,432	$1,342,294
Short-term borrowings	12,863	12,863	10,051	10,051
FHLB advances and other borrowings	147,795	151,767	160,144	163,693
Subordinated debentures	22,500	21,511	22,500	22,732
Jr. subordinated debentures	—	—	12,029	12,029
Other liabilities	23,467	23,467	24,174	24,174

Total financial liabilities	$1,588,994	$1,592,473	$1,570,330	$1,574,973